Discontinued Operations (Balance Sheet Disclosures) (Details) - USD ($) $ in Millions	May. 31, 2015	May. 25, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets	$ 32.9	$ 1,390.3
Current liabilities	0.0	215.5
Discontinued Operations, Disposed of by Sale | Red Lobster
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets	0.0	241.0
Land, buildings and equipment, net	32.9	1,084.8
Other assets	0.0	64.5
Total assets	32.9	1,390.3
Current liabilities	0.0	130.6
Other liabilities	0.0	84.9
Total liabilities	$ 0.0	$ 215.5